Intangible Assets - Schedule of Changes in Intangible Assets (Parenthetical) (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Transfers of concession contract assets to intangible assets	R$ 2,448	R$ 902